Pension Plans and Other Benefits - Fair Value Assumptions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Assumed health care trend rates used to measure the expected cost of benefits covered by the plans were as follows:
Health care cost trend rate assumption for the next fiscal year	8.50%	9.25%	10.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.50%	5.50%	5.50%
Fiscal year that the rate reaches the ultimate trend rate	2015	2015	2015
Assumed health care cost trend rates have an effect on the amounts reported. For the health care plans a one-percentage-point change in the assumed health care cost trend rate would have the following effect:
Effect of 1% increase on total service and interest cost	$ 0.1	$ 0.1	$ 0.1
Effect of 1% decrease on total service and interest cost	(0.1)	(0.1)	(0.1)
Effect of 1% increase on postretirement benefit obligation	2.5	2.6	2.3
Effect of 1% decrease on postretirement benefit obligation	$ (2.5)	$ (2.4)	$ (2.2)
North American Pension Plans [Member]
The assumptions used to determine benefit obligations are based on a measurement date of May 31, and were as follows:
Discount rate	5.13%	5.61%	7.16%
Expected return on plan assets	6.87%	6.92%	6.92%
Rate of compensation increase	4.00%	4.00%	4.00%
The assumptions used to determine net benefit cost are based on a measurement date of May 31, and were as follows:
Discount rate	5.61%	7.16%	6.57%
Expected return on plan assets	6.92%	6.92%	6.93%
Rate of compensation increase	4.00%	4.00%	4.00%
North American Postretirement Benefit Plans [Member]
The assumptions used to determine benefit obligations are based on a measurement date of May 31, and were as follows:
Discount rate	4.54%	5.71%	6.73%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%
The assumptions used to determine net benefit cost are based on a measurement date of May 31, and were as follows:
Discount rate	5.71%	6.73%	6.45%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%